Note 7 - Components of Working Capital Accounts - Components of Working Capital Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Work-in-progress	$ 177,134	$ 109,419
Finished goods	32,340	24,657
Supplies and other	32,867	27,311
Inventory, Net, Total	242,341	161,387
Accrued payroll and benefits	146,852	165,116
Value appreciation plans	9,403	1,402
Customer advances	6,397	5,490
Other	119,672	114,396
Accrued Liabilities, Current, Total	$ 282,324	$ 286,404